LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
LOANS AND BORROWINGS
Schedule of loans and borrowings

	As at 31 December	As at 31 December
	2025	2024
Non-current liabilities	$’000	$’000
Issued debt - bond (a)	—	39,304
Total	—	39,304
Current liabilities
Mortgage - Quebec Facility (b)	438	837
Other Loans (c)	1,160	20
Total	1,598	857